LOANS (excluding covered loans) - Restructured Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 days loans		Dec. 31, 2011 loans		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 3,500,000		$ 0
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans	145		78
Restructured loans, Number of Loans	95		33
Restructured loans, Restructured loans, Pre-Modification Loan Balance	22,298,000		9,124,000
Restructured loans, Period End Balance	16,582,000		9,042,000
Extended Maturities	8,838,000	[1]	3,539,000	[1]
Adjusted Interest Rates	220,000	[1]	338,000	[1]
Combined Rate And Maturity	1,403,000	[1]	1,487,000	[1]
Forebearance Agreements	3,261,000	[1]	3,563,000	[1]
Other	2,860,000	[1],[2]	115,000	[1],[2]
Total	16,582,000	[1]	9,042,000	[1]
Restructured loans with payment default within 12 months of modification, Number of Loans	6		6
Restructured loans with payment default within 12 months of modification, Period End Balance	2,714,000		8,758,000
Total restructured loans	24,967,000		22,080,000		17,613,000
Restructured loans on accrual status	10,856,000		4,009,000		3,508,000
Restructured loans on nonaccrual status	14,111,000		18,071,000		14,105,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	3,000,000		4,300,000
Restructured loans uncollectible portion written off	7,200,000		3,000,000
Accruing TDRs performing in accordance with restructured terms for more than one year	2,700,000		1,300,000
Restructured loans performance threshold (days)	90
Non Covered Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	23		4
Restructured loans, Restructured loans, Pre-Modification Loan Balance	8,955,000		2,675,000
Restructured loans, Period End Balance	7,050,000		2,673,000
Restructured loans with payment default within 12 months of modification, Number of Loans	2		0
Restructured loans with payment default within 12 months of modification, Period End Balance	1,646,000		0
Non Covered Loans | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	0		1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	0		1,193,000
Restructured loans, Period End Balance	0		1,193,000
Restructured loans with payment default within 12 months of modification, Number of Loans	1		1
Restructured loans with payment default within 12 months of modification, Period End Balance	301,000		6,229,000
Non Covered Loans | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	28		9
Restructured loans, Restructured loans, Pre-Modification Loan Balance	11,018,000		3,251,000
Restructured loans, Period End Balance	7,201,000		3,150,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3		3
Restructured loans with payment default within 12 months of modification, Period End Balance	767,000		2,274,000
Non Covered Loans | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	22		16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,572,000		1,790,000
Restructured loans, Period End Balance	1,578,000		1,811,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0		2
Restructured loans with payment default within 12 months of modification, Period End Balance	0		255,000
Non Covered Loans | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	0		2
Restructured loans, Restructured loans, Pre-Modification Loan Balance	0		114,000
Restructured loans, Period End Balance	0		114,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0		0
Restructured loans with payment default within 12 months of modification, Period End Balance	0		0
Non Covered Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	22		1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	753,000		101,000
Restructured loans, Period End Balance	753,000		101,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0		0
Restructured loans with payment default within 12 months of modification, Period End Balance	0		0
Non Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	100,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 250,000

[1]	Balances are as of year end.
[2]	Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.